Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Issuance costs	$ 125,000	$ 214,000
Preferred Stock, par value (usd per share)	$ 0.001	$ 0.001
Preferred Stock, shares authorized	50,000,000	2,750,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Aggregate liquidation value	$ 29,211,000	$ 0
Common stock, par value (usd per share)	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	7,015,636	1,590,948
Common stock, shares outstanding	7,007,782	1,590,948
Treasury stock, shares	7,854	0